Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Summary of property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Computer, equipment and furniture	55,070	86,346	13,859
Motor vehicles	2,601	5,393	866
Leasehold improvements	13,651	43,055	6,911
Total	71,322	134,794	21,636
Less: accumulated depreciation	(30,310)	(32,247)	(5,176)
Net book value	41,012	102,547	16,460